Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Balance at beginning of period	$ 1,198.9	$ 498.7
Acquisitions		691.8
Purchase price allocation adjustments	282.9
Foreign currency adjustments	(13.7)	8.4
Balance at end of period	1,468.1	1,198.9
FMC Agricultural Solutions
Goodwill [Roll Forward]
Balance at beginning of period	1,198.9	498.7
Acquisitions		691.8
Purchase price allocation adjustments	282.9
Foreign currency adjustments	(13.7)	8.4
Balance at end of period	$ 1,468.1	$ 1,198.9